STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) - USD ($)	Unallocated Reserve member	Trust Corpus	Total
Beginning Balance at Jan. 31, 2023	$ 11,438,214	$ 3
Units, Beginning Balance at Jan. 31, 2023	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net Income (Loss)	$ 18,983,336		$ 18,983,336
Third quarter's distribution paid	(4,592,003)
Fourth quarter's distribution declared/paid	(4,854,404)
Ending Balance at Jan. 31, 2024	$ 20,975,143	3	$ 20,975,146
Units, Ending Balance at Jan. 31, 2024	13,120,010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net Income (Loss)	$ 93,274,243		$ 93,274,243
First quarter's distribution paid	(3,804,803)
Second quarter's distribution paid	(3,936,002)
Third quarter's distribution paid	(5,116,804)
Fourth quarter's distribution declared/paid	(78,064,060)
Ending Balance at Jan. 31, 2025	$ 23,327,717	$ 3	$ 23,327,720
Units, Ending Balance at Jan. 31, 2025	13,120,010		13,120,010